SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION
NOTE 6 -    SHARE-BASED COMPENSATION

   1.               A summary of the Company's option activity related to options granted to employees, service providers and directors, and related information is as follows:

	For the six months ended June 30, 2021
			Weighted
		Weighted	average
		average	remaining
		exercise price	contractual
	Number	(in $)	life (in years)

Options outstanding at beginning of period	1,088,737	4.76	8.74
Options granted	43,392	1.99
Options forfeited	(55,234)	10.26

Options outstanding at end of period	1,076,895	4.37	8.32

Options exercisable at end of period	364,046	11.17	6.77

   2.                A summary of the Company’s RSU activity is as follows:

For the six
months
ended June
30, 2021

Unvested at beginning of period	72,599
Granted	-
Vested	(29,776)
Forfeited	(399)
Unvested at end of period	42,424